TAXATION - Components of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income (loss) before income tax expense
Income from China operations	¥ 10,550,583		¥ 2,936,269	¥ 2,484,608
Loss from nonChina operations	(2,666,588)		(2,643,979)	(1,343,882)
Income before income tax expense	7,883,995	$ 1,110,439	292,290	1,140,726
Income tax expense from China operations
Current income tax expense	2,243,600		1,275,779	1,759,725
Deferred tax (benefit)/expense	(273,191)		237,615	(169,673)
Income tax expense from China operations	1,970,409		1,513,394	1,590,052
Income tax expense from nonChina operations	23,982		176,180	75,440
Total income tax expense	¥ 1,994,391	$ 280,904	¥ 1,689,574	¥ 1,665,492